Balances and transactions with related parties: (Details) - MXN ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accounts receivable:
Receivables due from related parties		$ 437	$ 1,886,546
(**) Accounts payable and accumulated expenses (Note 10):
Payables to related parties		(87,951)	(71,725)
Trade and other receivables payables to related parties		(87,514)	1,814,821
Aerostar [member]
Accounts receivable:
Receivables due from related parties	[1]
Autobuses Golfo Pacífico, S. A. de C. V [member]
Accounts receivable:
Receivables due from related parties		390
Lava Tap de Chiapas, S. A. de C. V. [member]
(**) Accounts payable and accumulated expenses (Note 10):
Payables to related parties		(1,047)	(338)
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V. [member]
(**) Accounts payable and accumulated expenses (Note 10):
Payables to related parties	[2]	$ (82,771)	$ (71,837)

[1]	At December 31, 2016, the amount of the loan were Ps.1,874,129 plus Ps12,417 due to interest accrued on the year. In 2016 and 2017 the capital was paid in the amount of Ps.325,693 and Ps.304,564, respectively.
[2]	These are accounts with terms of less than one year under similar market conditions.